Equity (Details) - USD ($)						12 Months Ended
	Aug. 08, 2022	Jun. 01, 2021	Sep. 08, 2020	Sep. 10, 2019	Jul. 02, 2019	Sep. 30, 2022	Sep. 30, 2021	Jul. 21, 2022	Jun. 30, 2021	Jan. 31, 2021	Jan. 28, 2021	Jan. 24, 2019
Equity (Details) [Line Items]
Ordinary shares, shares authorized			50,000,000			100,000,000	100,000,000					50,000
Ordinary shares, par value (in Dollars per share)		$ 0.001				$ 0.001	$ 0.001	$ 0.001				$ 1
Shares issued												50,000
shareholders at par value (in Dollars per share)												$ 1
Ordinary shares			50,000,000			8,000,000		10,000,000	1,794,871
Additional authorized shares description			The Company also registered an additional authorized number of ordinary shares of 50,000,000 of par value of $0.001 per share and preferred shares of 10,000 of no par value. Then the shareholders surrendered a pro-rata number of ordinary shares of 42,200,000 to the Company for no consideration and thereafter cancelled. Following the surrender, the issued and outstanding ordinary shares were 7,800,000 of par value of $0.001 per share.
Offering price, per share (in Dollars per share)		$ 4.68						$ 0.8
Gross proceeds (in Dollars)		$ 12,000,000
Net proceeds (in Dollars)		$ 10,881,576
Shares of public offering		2,564,102
Warrants per share		0.7
Share-based compensation restricted shares	1,000,000
Restricted shares	587,500
Net profit after income tax						10.00%
Statutory reserve						50.00%
Restricted net assets (in Dollars)						$ 28,378,076	$ 28,064,866
Receivables from a shareholder (in Dollars)						$ 98,791	$ 3,152,179
Exercise price per share (in Dollars per share)									$ 4.68
Warrant shares									217,948	224,289
Ordinary share excise price (in Dollars per share)									$ 5.85
Equity interest				49.00%	20.00%	19.13%
Warrant [Member]
Equity (Details) [Line Items]
Ordinary shares										303,850
Exercise price per share (in Dollars per share)										$ 4.4
Share price (in Dollars per share)										$ 4.4
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 1
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001
IPO [Member]
Equity (Details) [Line Items]
Ordinary shares											3,038,500
Ordinary shares, per share (in Dollars per share)											$ 0.001
Offering price, per share (in Dollars per share)											$ 4
Gross proceeds (in Dollars)											$ 12,154,000
Net proceeds (in Dollars)											$ 10,845,638